First Trust Ultra Short Duration Municipal ETF Average Annual Total Returns		12 Months Ended	44 Months Ended	60 Months Ended	74 Months Ended	86 Months Ended	90 Months Ended
	Jul. 31, 2025	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg Municipal Short-Term Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		3.09%		1.70%	1.73%
Bloomberg Municipal Bond Index (reflects no deduction for fees, expenses or taxes)[Member]
Prospectus [Line Items]
Average Annual Return, Percent		1.05%	(0.18%)	0.99%	2.39%	1.97%	1.97%
First Trust Ultra Short Duration Municipal ETF
Prospectus [Line Items]
Average Annual Return, Percent		2.79%		1.52%	1.60%
Performance Inception Date	Nov. 01, 2018
First Trust Ultra Short Duration Municipal ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		1.60%		0.90%	0.97%
First Trust Ultra Short Duration Municipal ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.64%		0.90%	0.96%